Note E - Accumulated Other Comprehensive Loss (Details) - Components of Accumulated Other Comprehensive Loss as Reported in the Consolidated Balance Sheets (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note E - Accumulated Other Comprehensive Loss (Details) - Components of Accumulated Other Comprehensive Loss as Reported in the Consolidated Balance Sheets [Line Items]
Balance	$ (16,282)
Current period credit (charge)	37,925	27,965	22,188
Balance	(8,461)	(16,282)
Currency Translation Adjustments [Member]
Note E - Accumulated Other Comprehensive Loss (Details) - Components of Accumulated Other Comprehensive Loss as Reported in the Consolidated Balance Sheets [Line Items]
Balance	319	(118)	768
Current period credit (charge)	(1,381)	437	(886)
Balance	(1,062)	319	(118)
Pension And OPEB Adjustments [Member]
Note E - Accumulated Other Comprehensive Loss (Details) - Components of Accumulated Other Comprehensive Loss as Reported in the Consolidated Balance Sheets [Line Items]
Balance	(16,601)	(15,926)	(10,196)
Current period credit (charge)	14,451	(987)	(9,012)
Income tax benefit (charge)	(5,249)	312	3,282
Balance	(7,399)	(16,601)	(15,926)
Accumulated Other Comprehensive Income (Loss) [Member]
Note E - Accumulated Other Comprehensive Loss (Details) - Components of Accumulated Other Comprehensive Loss as Reported in the Consolidated Balance Sheets [Line Items]
Balance	(16,282)	(16,044)	(9,428)
Current period credit (charge)	13,070	(550)	(9,898)
Income tax benefit (charge)	(5,249)	312	3,282
Balance	$ (8,461)	$ (16,282)	$ (16,044)